REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenues
Disaggregation of Revenues

year ended December 31, 2019	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,010	4,245	601	2,423	—	11,279
Power generation	—	—	—	—	662	662
Natural gas storage and other	—	650	2	4	73	729
	4,010	4,895	603	2,427	735	12,670
Other revenues[1,2]	—	83	—	452	50	585
	4,010	4,978	603	2,879	785	13,255

1
Other revenues include income from the Company's marketing activities, financial instruments and lease contracts. These arrangements are not in the scope of the revenue guidance. Refer to Note 9, Leases, and Note 25, Risk management and financial instruments, for additional information on income from lease arrangements and financial instruments, respectively.

2	Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 17, Income taxes, for additional information.

year ended December 31, 2018	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,038	3,549	614	2,079	—	10,280
Power generation	—	—	—	—	1,771	1,771
Natural gas storage and other	—	654	5	3	81	743
	4,038	4,203	619	2,082	1,852	12,794
Other revenues[1,2]	—	111	—	502	272	885
	4,038	4,314	619	2,584	2,124	13,679

1
Other revenues include income from the Company's marketing activities, financial instruments and lease contracts. These arrangements are not in the scope of the revenue guidance. Refer to Note 25, Risk management and financial instruments, for additional information on income from financial instruments.

2
Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 17, Income taxes, for additional information.

Contract Balances
Contract Balances

at December 31	2019	2018
(millions of Canadian $)

Receivables from contracts with customers	1,458	1,684
Contract assets (Note 7)	153	159
Long-term contract assets[1]	102	21
Contract liabilities[2]	61	11
Long-term contract liabilities (Note 16)	226	121

1	Recorded as part of Intangibles and other assets on the Consolidated balance sheet.

2
Comprised of deferred revenue recorded in Accounts payable and other on the Consolidated balance sheet. During the year ended December 31, 2019, $6 million (2018 – $17 million) of revenue was recognized that was included in the contract liability at the beginning of the year.